Actual Capital Amounts and Ratios (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Parent Company [Member]
Common equity Tier 1 (Ratio)
Total risk-based	$ 103,403	$ 95,419
Common equity Tier 1	70,587
Tier I risk-based	96,656	89,324
Tier I leverage	$ 96,656	$ 89,324
Total risk-based, Ratio	11.90%	12.30%
Common equity Tier 1 (Ratio)	8.10%
Tier I risk-based, Ratio	11.10%	11.50%
Tier I leverage, Ratio	8.70%	8.40%
Subsidiary [Member]
Common equity Tier 1 (Ratio)
Total risk-based	$ 102,911	$ 94,888
Common equity Tier 1	96,164
Tier I risk-based	96,164	88,793
Tier I leverage	$ 96,164	$ 88,793
Total risk-based, Ratio	11.80%	12.20%
Common equity Tier 1 (Ratio)	11.00%
Tier I risk-based, Ratio	11.00%	11.40%
Tier I leverage, Ratio	8.60%	8.40%